Annual Fund Operating Expenses - Steward Global Equity Income Fund	Aug. 28, 2021
Class A
Operating Expenses:
Management Fees	0.63%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.26%
Class C
Operating Expenses:
Management Fees	0.63%
Distribution (Rule 12b-1) Fees	1.00%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.98%
Class R6
Operating Expenses:
Management Fees	0.63%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.87%
Institutional Class
Operating Expenses:
Management Fees	0.63%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.98%